4


           U.S. SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2




1. Name and address of issuer:
   Smith Barney Institutional Cash Management Fund, Inc.
   388 Greenwich Street
   New York, N.Y.  10013

2. Name of each series or class of funds for which this notice is filed:
   Munucipal Portfolio - Class A shares
   Cash Portfolio - Class A shares
   Government Portfolio - Class A shares


3. Investment Company Act File Number:
   811-9012
   Securities Act File Number:
   33-90952

4. Last day of fiscal year for which this notice is filed:
   May 31, 1997


5. Check  box  if this notice is being filed more  than  180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
   N/A
   [   ]


6. Date  of  termination of issuer's declaration under  rule
   24f-2(a)(1), if applicable (see Instruction A.6):

   N/A



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

   Cash Portfolio
   1,263,890,914                                      SHARES
   $1,263,890,914

   Government Portfolio
   378,769,977                                        SHARES
   $378,769,977

   Municipal Portfolio
   249,124,390                                        SHARES
   $249,124,390

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

   0 SHARES                             $0


9. Number and aggregate sale price of securities sold during the fiscal year:

   Cash Portfolio
   2,504,957,757                                      SHARES
   $2,504,957,757

   Government Portfolio
   917,394,383    SHARES                                   $
   917,394,383

   Municipal  Portfolio
   476,604,004    SHARES                                   $
   476,604,004


10 Number  and  aggregate  sale  price  of  securities  sold
 . during the fiscal year in reliance upon registration pursuant to rule 24f-2:

   Cash Portfolio
   1,241,066,843                                      SHARES
   $1,241,066,843

   Government Portfolio
   538,624,406    SHARES                                   $
   538,624,406

   Municipal  Portfolio
   227,479,614    SHARES                                   $
   227,479,614



11 Number  and  aggregate  sale price of  securities  issued
 . during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

   INCLUDED IN ITEM 9

12 Calculation of registration fee for Cash Portfolio:
a. (i)     Aggregate  sale price of securities  sold  during
      the fiscal year
      in   reliance   on   rule  24f-2   (from   Item   10):
   $ 1,241,066,843

   (ii)    Aggregate  price of shares issued  in  connection
      with dividend
              reinvestment   plans   (from   Item   11,   if
      applicable):
      + 0

   (iii)   Aggregate price of shares redeemed or repurchased
   during the fiscal
                     year          (if          applicable):
   - $1,241,066,843

   (iv)   Aggregate price of shares redeemed or  repurchased
   and
           previously applied as a reduction to filing  fees
   pursuant
              to     rule     24e-2     (if     applicable):
   +_0_____________________

   (v) Net aggregate price of securities sold and issued during the  fiscal  year in reliance on rule 24f-2  [line
   (i), plus line
           (ii), less line (iii), plus line (iv)] (if applicable):
      $ 0

   (vi)   Multiplier  prescribed by Section  6  (b)  of  the
   Securities
           Act of 1933 or other applicable law or regulation
   (see
                           Instruction                 C.6):
   x_1/3300_________________


   (vii)  Fee due [line (i) or line (v) multiplied  by  line
   (vi)]:                                         _$  0    _
   _


12 Calculation   of   registration   fee   for    Government
b. Portfolio:
   (i)     Aggregate  sale price of securities  sold  during
      the fiscal year
         in   reliance  on  rule  24f-2  (from   Item   10):
      $_538,624,406____

   (ii)    Aggregate  price of shares issued  in  connection
      with dividend
              reinvestment   plans   (from   Item   11,   if
      applicable):
      +_0____________________

   (iii)   Aggregate price of shares redeemed or repurchased
   during the fiscal
                     year          (if          applicable):
   -__538,624,406_____

   (iv)   Aggregate price of shares redeemed or  repurchased
   and
           previously applied as a reduction to filing  fees
   pursuant
              to     rule     24e-2     (if     applicable):
   +_0_____________________

   (v)   Net  aggregate price of securities sold and  issued
   during
          the  fiscal  year in reliance on rule 24f-2  [line
   (i), plus line
           (ii),  less  line  (iii),  plus  line  (iv)]  (if
   applicable):
   __$ 0            ________

   (vi)   Multiplier  prescribed by Section  6  (b)  of  the
   Securities
           Act of 1933 or other applicable law or regulation
   (see
                           Instruction                 C.6):
   x_1/3300_________________


   (vii)  Fee due [line (i) or line (v) multiplied  by  line
   (vi)]:                                               __$0
   ______


12 Calculation of registration fee for Municipal Portfolio:
c. (i)     Aggregate  sale price of securities  sold  during
      the fiscal year
         in   reliance  on  rule  24f-2  (from   Item   10):
      $_227,479,614_______

   (ii)    Aggregate  price of shares issued  in  connection
      with dividend
              reinvestment   plans   (from   Item   11,   if
      applicable):
      +_0____________________

   (iii)   Aggregate price of shares redeemed or repurchased
   during the fiscal
                     year          (if          applicable):
   -__227,479,614_______

   (iv)   Aggregate price of shares redeemed or  repurchased
   and
           previously applied as a reduction to filing  fees
   pursuant
              to     rule     24e-2     (if     applicable):
   +_0_____________________

   (v) Net aggregate price of securities sold and issued during the  fiscal  year in reliance on rule 24f-2  [line
   (i), plus line
           (ii), less line (iii), plus line (iv)] (if applicable):
   __$0

   (vi)   Multiplier  prescribed by Section  6  (b)  of  the
   Securities
           Act of 1933 or other applicable law or regulation
   (see
                           Instruction                 C.6):
   x_1/3300_________________

   (vii)  Fee due [line (i) or line (v) multiplied  by  line
   (vi)]:                                          __$     0
   ______


In Issuers should complete lines (ii), (iii), (iv), and (v) st only if the form is being filed within 60 days after the ru close of the issuer's fiscal year. See Instruction C.3.
ct
io
n:

13 Check  box if fees are being remitted to the Commission's
 .  lockbox  depository as described in  section  3a  of  the
   Commission's  Rules of Informal and Other Procedures  (17
   CFR 202.3a).

   [ x ]

   Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
   7/22/97

                          SIGNATURES
   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


   By            (Signature           and            Title)*

                                                 Irving   P.
   David - Controller

   Date    7/17/97

    *Please print the name and title of the signing officer
                     below the signature.